Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Federal deposit insurance corporation insurance limit		$ 250,000
Deferred tax expense in connection with the receipt of HYPE	$ 37,800,000	37,800,000
Deferred tax liability	60,465,000	60,465,000	$ 0
Provision for income taxes	$ 42,670,000	$ 60,465,000
Statutory tax rate	21.00%	21.00%
Bonus depreciation percentage		100.00%